PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible input VAT and VAT refunds receivable	¥ 180,529,266		¥ 123,335,099
Prepayments to suppliers	34,798,844		35,692,402
Deferred charge	24,910,815		11,722,400
Receivable from online platforms	12,035,147		12,258,397
Interest receivable	10,503,125		7,357,967
Others	5,161,142		4,705,864
Prepayments and other current assets	¥ 267,938,339	$ 36,707,402	¥ 195,072,129